Fees Summary	Dec. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,637,000
Previously Paid Amount	0.00
Total Fee Amount	2,435.67
Total Offset Amount	0.00
Net Fee	2,435.67
Narrative - Max Aggregate Offering Price	$ 17,637,000
Final Prospectus	true